HOMES 2025-NQM3 TRUST ABS-15G

Exhibit 99.4 Schedule 3

Client Name:
Client Project Name:	HOMES 2025-NQM3
Start - End Dates:	9/6/2022 - 2/3/2025
Deal Loan Count:	233

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	2
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	2
Credit	Terms/Guidelines	CRDTER3256	Seller contributions exceed guideline requirements	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	2
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	5
Credit	Credit/Mtg History	CRDCRMH120	Collections, charge offs, liens, etc. exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	2
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	16
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	8
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	2
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Property Valuations	FEMA	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	3
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3492	TRID - Waiver of TRID waiting period in file	2
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	1
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	1
Compliance	Repayment Ability	CMPSTRA1497	File does not contain a repayment ability worksheet	1
Total				68

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